Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000129443
Shareholder Report [Line Items]
Fund Name	The Gold Bullion Strategy Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gold Bullion Strategy Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.goldbullionstrategyfund.com/index.php/investor-materials. You can also request this information by contacting us at (855) 650-7453
Additional Information Phone Number	(855) 650-7453
Additional Information Website	www.goldbullionstrategyfund.com/index.php/investor-materials
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
-	$75	1.43%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Portfolio is designed to track the daily price movements of gold; thus the majority of its performance is linked to gold’s gains or losses. In the first half of 2024, gold’s gains were driven largely by global central bank buying, geopolitical and economic uncertainty, and continued strength of consumer demand.

Adhering to its stated investment strategy, the Portfolio tracked closely with gold prices primarily by using futures contracts. However, rising short-term interest rates negatively impacted parts of the collateral portfolio used in the Portfolio. This is a known risk to the investment manager and performance fell within expectations for the period. The Portfolio will continue to execute its investment strategy in an effort to track daily gold prices.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Gold Bullion Strategy Portfolio	S&P 500® Index	S&P GSCI Gold Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$8,651	$10,742	$8,828
Jun-2016	$9,737	$11,171	$9,909
Jun-2017	$8,883	$13,170	$9,221
Jun-2018	$8,714	$15,064	$9,240
Jun-2019	$9,748	$16,633	$10,355
Jun-2020	$11,925	$17,881	$13,013
Jun-2021	$11,454	$25,175	$12,501
Jun-2022	$11,128	$22,503	$12,666
Jun-2023	$11,569	$26,912	$13,454
Jun-2024	$13,692	$33,521	$16,228

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
The Gold Bullion Strategy Portfolio	11.46%	18.35%	7.03%	3.19%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%
S&P GSCI Gold Index	12.66%	20.62%	9.40%	4.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 24,249,984
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 84,325
InvestmentCompanyPortfolioTurnover	106.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,249,984
Number of Portfolio Holdings	10
Advisory Fee	$84,325
Portfolio Turnover	106%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	11.8%
Exchange-Traded Funds	42.8%
Money Market Funds	45.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	21.1%
SPDR Bloomberg 1-3 Month T-Bill ETF	20.0%
iShares 0-3 Month Treasury Bond ETF	20.0%
Invesco Treasury Portfolio Institutional Class, 5.228%, 12/31/49	11.4%
DWS Government Money Market Series Institutional Class, 5.258%,	11.4%
Fidelity Government Portfolio Class I, 5.200%,	11.4%
SPDR Gold Shares	1.3%
Mount Vernon Liquid Assets Portfolio, LLC, 5.530%,	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
Updated Prospectus Web Address	www.goldbullionstrategyfund.com/index.php/investor-materials